Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash on Hand and Cash Held at Bank Balance And Short-Term Deposit

Cash on hand and cash held at bank balance and short-term deposit as of December 31, 2023 and 2024 primarily consist of the following currencies:

	December 31, 2023		December 31, 2024
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	8,290	8,290	11,351	11,351
RMB	80,717	11,396	107,405	14,941
JPY	241,249	1,710	212,945	1,369
HKD	2,611	334	4,450	573
Others		1,641		1,823
Total		23,371		30,057